Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Common stocks: 97.80%
Communication services: 5.43%
Interactive media & services: 3.85%
Bumble Incorporated Class A †	425,600	$ 24,514,560
IAC/InterActiveCorp	202,592	31,233,609
Vimeo Incorporated †	612,452	30,010,148
ZoomInfo Technologies Incorporated †	627,500	32,736,675
		118,494,992
Media: 1.58%
Magnite Incorporated †	716,900	24,259,896
Match Group Incorporated †	152,670	24,618,038
		48,877,934
Consumer discretionary: 11.99%
Diversified consumer services: 2.39%
Chegg Incorporated †	633,897	52,683,180
Mister Car Wash Incorporated †	978,056	21,057,546
		73,740,726
Hotels, restaurants & leisure: 3.52%
Chipotle Mexican Grill Incorporated †	43,596	67,588,623
Domino's Pizza Incorporated	87,193	40,674,663
		108,263,286
Internet & direct marketing retail: 4.47%
Etsy Incorporated †	255,374	52,566,184
MercadoLibre Incorporated †	54,582	85,027,294
		137,593,478
Leisure products: 1.61%
Callaway Golf Company †	1,466,174	49,454,049
Financials: 3.12%
Capital markets: 1.51%
MarketAxess Holdings Incorporated	100,600	46,637,154
Consumer finance: 0.66%
LendingTree Incorporated †	95,960	20,332,005
Insurance: 0.95%
Goosehead Insurance Incorporated Class A	229,704	29,241,319
Health care: 29.71%
Biotechnology: 6.20%
CRISPR Therapeutics AG †	112,221	18,167,458
Deciphera Pharmaceuticals Incorporated †	79,059	2,894,350
Mirati Therapeutics Incorporated †	115,557	18,665,922
Natera Incorporated †	454,969	51,652,631
ORIC Pharmaceuticals Incorporated †	518,563	9,173,379
Turning Point Therapeutics Incorporated †	222,410	17,352,428
Twist Bioscience Corporation †	180,722	24,081,207
See accompanying notes to portfolio of investments

Wells Fargo Discovery Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Biotechnology (continued)
Zai Lab Limited ADR †	213,651	$ 37,814,090
Zentalis Pharmaceuticals Incorporated †	209,000	11,118,800
		190,920,265
Health care equipment & supplies: 10.13%
ABIOMED Incorporated †	72,377	22,589,585
Align Technology Incorporated †	105,455	64,433,005
DexCom Incorporated †	114,651	48,955,977
Heska Corporation †	94,565	21,724,417
Inari Medical Incorporated †	546,614	50,988,154
Insulet Corporation †	151,936	41,707,951
Shockwave Medical Incorporated †	324,989	61,660,163
		312,059,252
Health care providers & services: 8.15%
Amedisys Incorporated †	153,238	37,532,583
Chemed Corporation	81,836	38,831,182
Guardant Health Incorporated †	366,465	45,511,288
HealthEquity Incorporated †	534,686	43,031,529
Oak Street Health Incorporated †	692,199	40,542,095
Option Care Health Incorporated †	2,079,700	45,483,039
		250,931,716
Health care technology: 1.01%
Doximity Incorporated Class A †	272,474	15,857,987
Schrodinger Incorporated †	200,500	15,159,805
		31,017,792
Life sciences tools & services: 4.22%
10x Genomics Incorporated Class A †	277,200	54,281,304
Berkeley Lights Incorporated †	613,707	27,500,211
Bio-Rad Laboratories Incorporated Class A †	74,548	48,030,531
		129,812,046
Industrials: 13.64%
Aerospace & defense: 2.81%
Axon Enterprise Incorporated †	197,774	34,966,443
Teledyne Technologies Incorporated †	123,091	51,554,204
		86,520,647
Building products: 1.79%
Trex Company Incorporated †	538,894	55,080,356
Commercial services & supplies: 1.94%
Casella Waste Systems Incorporated Class A †	940,443	59,652,299
Electrical equipment: 2.09%
Generac Holdings Incorporated †	154,742	64,241,141
Machinery: 0.27%
Desktop Metal Incorporated †«	730,300	8,398,450
Professional services: 1.63%
Clarivate plc †	1,825,666	50,260,585
See accompanying notes to portfolio of investments

2  |  Wells Fargo Discovery Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Road & rail: 1.58%
Saia Incorporated †	232,114	$ 48,625,562
Trading companies & distributors: 1.53%
SiteOne Landscape Supply Incorporated †	278,642	47,162,945
Information technology: 33.91%
Electronic equipment, instruments & components: 1.11%
Novanta Incorporated †	253,379	34,145,354
IT services: 15.60%
Black Knight Incorporated †	823,838	64,242,887
EPAM Systems Incorporated †	84,302	43,074,950
Globant SA †	245,544	53,818,334
Marqeta Incorporated †«	192,580	5,405,721
MongoDB Incorporated †	224,397	81,124,003
Paysafe Limited †«	2,776,000	33,617,360
Shift4 Payments Incorporated Class A †	367,100	34,404,612
StoneCo Limited Class A †	834,775	55,980,012
Twilio Incorporated Class A †	170,878	67,353,272
WNS Holdings Limited ADR †	518,506	41,413,074
		480,434,225
Semiconductors & semiconductor equipment: 4.96%
Enphase Energy Incorporated †	298,300	54,776,829
MKS Instruments Incorporated	325,020	57,837,309
Universal Display Corporation	180,033	40,026,737
		152,640,875
Software: 12.24%
Avalara Incorporated †	433,306	70,108,911
Bill.com Holdings Incorporated †	322,228	59,025,725
Crowdstrike Holdings Incorporated Class A †	252,559	63,470,602
Elastic NV †	427,018	62,242,144
Five9 Incorporated †	387,185	71,005,857
Lightspeed POS Incorporated †	609,900	50,993,739
		376,846,978
Total Common stocks (Cost $1,772,264,158)		3,011,385,431

		Yield
Short-term investments: 3.65%
Investment companies: 3.65%
Securities Lending Cash Investments LLC ♠∩∞		0.03%	24,615,875	24,615,875
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	87,801,513	87,801,513
Total Short-term investments (Cost $112,417,388)				112,417,388
Total investments in securities (Cost $1,884,681,546)	101.45%			3,123,802,819
Other assets and liabilities, net	(1.45)			(44,764,734)
Total net assets	100.00%			$3,079,038,085

See accompanying notes to portfolio of investments

Wells Fargo Discovery Fund  |  3

Portfolio of investments—June 30, 2021 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$11,803,125	$463,573,356	$(450,760,606)	$0	$0	$24,615,875		24,615,875	$25,912#
Wells Fargo Government Money Market Fund Select Class	10,524,388	536,499,977	(459,222,852)	0	0	87,801,513		87,801,513	6,483
				$0	$0	$112,417,388	3.65%		$32,395

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Wells Fargo Discovery Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Wells Fargo Discovery Fund  |  5

Notes to portfolio of investments—June 30, 2021 (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$167,372,926	$0	$0	$167,372,926
Consumer discretionary	369,051,539	0	0	369,051,539
Financials	96,210,478	0	0	96,210,478
Health care	914,741,071	0	0	914,741,071
Industrials	419,941,985	0	0	419,941,985
Information technology	1,044,067,432	0	0	1,044,067,432
Short-term investments
Investment companies	112,417,388	0	0	112,417,388
Total assets	$3,123,802,819	$0	$0	$3,123,802,819
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Discovery Fund